UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$810	$946,355

		$946,355

Education — 19.0%
Kent State University, 5.00%, 5/1/30	$450	$569,016
Miami University, 4.00%, 9/1/39	500	559,075
Miami University, 5.00%, 9/1/33	1,000	1,168,170
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	495,840
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,420,213
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	605,950
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,095,330
Ohio State University, 5.00%, 12/1/28	480	642,230
Ohio State University, 5.00%, 12/1/30	545	739,560
University of Cincinnati, 5.00%, 6/1/34	500	573,095
Wright State University, 5.00%, 5/1/31	750	864,090

		$8,732,569

Electric Utilities — 4.9%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$552,626
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	845,478
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	275,074
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	586,635

		$2,259,813

Escrowed/Prerefunded — 13.2%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$961,191
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,956,115
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	70,855
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	469,898
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	178,853
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	196,841
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	671,743
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	183,029
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	195	198,282
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	635,519
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	27,590
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	284,247
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	210	238,768

		$6,072,931

Security	Principal Amount (000’s omitted)	Value
General Obligations — 9.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$396,761
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,106,816
Lakewood City School District, 5.00%, 11/1/39	400	481,636
Oregon City School District, 4.00%, 12/1/30	1,250	1,396,162
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,159,640

		$4,541,015

Hospital — 21.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,237,088
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	637,577
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	570,760
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	888,888
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	300,930
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	894,660
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	342,276
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	565,335
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	902,552
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	557,095
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,107,190
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	625,463
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	668,977
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	193,430
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	97,185
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	91,498

		$9,680,904

Housing — 5.6%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,557,325

		$2,557,325

Industrial Development Revenue — 1.2%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,782

		$556,782

Insured-Education — 3.4%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$848,070
Kent State University, (AGC), 5.00%, 5/1/26	85	93,530
Kent State University, (AGC), 5.00%, 5/1/29	40	44,014
Miami University, (AMBAC), 3.25%, 9/1/26	580	588,276

		$1,573,890

Insured-Electric Utilities — 11.6%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$535,688
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	967,960
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	683,614

Security	Principal Amount (000’s omitted)	Value
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	$3,000	$2,445,360
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	328,397
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	217,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	169,641

		$5,348,310

Insured-Escrowed/Prerefunded — 17.4%
American Municipal Power-Ohio, Inc. (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,122,140
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	549,405
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	1,019,667
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	473,616
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,931,860
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	96,918
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	549,204
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	161,503
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	190,638
University of Akron, Series A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,587,810
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	338,733

		$8,021,494

Insured-General Obligations — 11.5%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$633,671
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,773,492
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,355,210
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,510,365

		$5,272,738

Insured-Hospital — 4.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)(2)	$1,940	$2,053,121

		$2,053,121

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$104,096

		$104,096

Insured-Transportation — 8.8%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$693,570
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	163,712
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,257,570
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,311,970
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	623,577

		$4,050,399

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$686,899

		$686,899

Other Revenue — 3.4%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,047,160
Summit County Port Authority, 5.00%, 12/1/31	445	528,228

		$1,575,388

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$752,355
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	415,556
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	266,623
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	333,215

		$1,767,749

Special Tax Revenue — 3.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$301,133
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	600,650
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	220,973
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	354,432

		$1,477,188

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$286,881

		$286,881

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$609,420
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	603,085

		$1,212,505

Total Tax-Exempt Investments — 149.5% (identified cost $60,110,927)		$68,778,352

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (9.4)%		$(4,325,118)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (40.0)%		$(18,400,000)

Other Assets, Less Liabilities — (0.1)%		$(32,747)

Net Assets Applicable to Common Shares — 100.0%		$46,020,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 39.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 16.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $598,121.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at August 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,553,353

Gross unrealized appreciation	$8,794,988
Gross unrealized depreciation	(24,989)

Net unrealized appreciation	$8,769,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$68,778,352	$—	$68,778,352
Total Investments	$—	$68,778,352	$—	$68,778,352

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016